Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES:
Net income (loss)	$ 975	$ 519	$ (1,358)
Adjustments to reconcile to net cash provided (used) by operating activities:
Depreciation and amortization	1,700	1,720	1,702
Provision (benefit) for deferred income taxes	(4)	(83)	4
Equity (earnings) losses	(434)	(397)	(335)
Distributions from unconsolidated affiliates	784	742	619
Net (gain) loss on disposition of equity-method investments	(269)	(27)	0
Impairment of goodwill	0	0	1,098
Impairment of equity-method investments	0	430	1,359
Impairment of and net (gain) loss on sale of assets and businesses	1,156	481	150
Gain on sale of Geismar Interest (Note 2)	(1,095)	0	0
Amortization of stock-based awards	8	20	27
Regulatory charges resulting from Tax Reform (Note 1)	713	0	0
Cash provided (used) by changes in current assets and liabilities:
Accounts and notes receivable	(96)	80	(67)
Inventories	8	(20)	105
Other current assets and deferred charges	(16)	(2)	2
Accounts payable	126	15	(126)
Accrued liabilities	(72)	503	(15)
Affiliate accounts receivable and payable – net	24	(37)	0
Other, including changes in noncurrent assets and liabilities	(135)	479	(96)
Net cash provided (used) by operating activities	3,373	4,423	3,069
FINANCING ACTIVITIES:
Proceeds from (payments of) commercial paper – net	(93)	(409)	(306)
Proceeds from long-term debt	1,698	4,248	7,675
Payments of long-term debt	(3,785)	(4,936)	(4,699)
Proceeds from sales of common units	2,184	614	59
Contributions from general partner	0	26	14
Distributions paid	(2,471)	(2,531)	(2,686)
Distributions to noncontrolling interests	(212)	(92)	(87)
Contributions from noncontrolling interests	17	29	111
Contributions from (distributions to) The Williams Companies, Inc. – net	(3)	0	20
Payments for debt issuance costs	(16)	(9)	(33)
Special distribution from Gulfstream	0	0	396
Contribution to Gulfstream for repayment of debt	0	(148)	(248)
Other – net	(83)	(10)	(3)
Net cash provided (used) by financing activities	(2,764)	(3,218)	213
INVESTING ACTIVITIES:
Capital expenditures (1)	(2,374)	(1,944)	(2,795)
Dispositions – net	(41)	6	3
Contributions in aid of construction	426	218	87
Proceeds from sale of businesses, net of cash divested	2,070	672	0
Proceeds from dispositions of equity-method investments	200	34	0
Purchases of businesses, net of cash acquired	0	0	(112)
Purchases of and contributions to equity-method investments	(132)	(177)	(594)
Other – net	(22)	35	54
Net cash provided (used) by investing activities	127	(1,156)	(3,357)
Increase (decrease) in cash and cash equivalents	736	49	(75)
Cash and cash equivalents at beginning of year	145	96	171
Cash and cash equivalents at end of year	881	145	96
(1) Increases to property, plant, and equipment	(2,639)	(1,871)	(2,649)
Changes in related accounts payable and accrued liabilities	265	(73)	(146)
Capital expenditures (1)	$ (2,374)	$ (1,944)	$ (2,795)